Significant Accounting Policies - Summary of Estimated Useful Lives Intangible Assets (Detail)	12 Months Ended
Jan. 31, 2020
Software and licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	3 years
Software and licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	5 years
Patents | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	10 years
Dealer network [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	5 years
Dealer network [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	20 years
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	10 years
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years